Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.9%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(a)	$310	$323,143
Lamar Media Corp., 3.63%, 01/15/31	148	139,703
Neptune Bidco U.S., Inc., 10.38%, 05/15/31(a)(b)	324	342,800
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	122	128,588
		934,234
Aerospace & Defense — 1.2%
ATI, Inc., 5.13%, 10/01/31(b)	96	96,175
Bombardier, Inc., 7.25%, 07/01/31(a)(b)	202	214,476
TransDigm, Inc., 7.13%, 12/01/31(a)	270	282,877
		593,528
Airlines — 1.3%
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	536	538,476
United Airlines Holdings, Inc., 5.38%, 03/01/31	80	80,812
		619,288
Apparel — 1.4%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	135	144,498
Crocs, Inc., 4.13%, 08/15/31(a)(b)	94	86,077
Levi Strauss & Co., 3.50%, 03/01/31(a)	135	126,233
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	162	154,275
William Carter Co. (The), 7.38%, 02/15/31(a)	155	160,296
		671,379
Auto Manufacturers — 1.0%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	269	253,500
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)	230	239,507
		493,007
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	135	141,445
Goodyear Tire & Rubber Co.(The)
5.25%, 04/30/31(b)	148	142,441
5.25%, 07/15/31	162	154,377
ZF North America Capital, Inc., 7.50%, 03/24/31(a)	400	409,959
		848,222
Building Materials — 1.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 07/15/31(a)	136	142,517
Knife River Corp., 7.75%, 05/01/31(a)	115	119,867
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	297	316,895
Standard Industries, Inc./New York, 3.38%, 01/15/31(a)	296	273,126
		852,405
Chemicals — 2.4%
Ashland, Inc., 3.38%, 09/01/31(a)	117	107,294
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	135	142,142
Celanese U.S. Holdings LLC, 7.00%, 02/15/31	125	127,975
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	245	251,476
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	150	125,232
Huntsman International LLC, 2.95%, 06/15/31	107	91,385
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	220	225,536
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	91	92,876
		1,163,916
Commercial Services — 7.0%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	636	668,263
AMN Healthcare, Inc., 6.50%, 01/15/31(a)	108	109,674
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(a)	135	138,177
Security	Par (000)	Value
Commercial Services (continued)
Block, Inc., 3.50%, 06/01/31(b)	$270	$252,444
Garda World Security Corp., 6.50%, 01/15/31(a)	170	174,291
GEO Group, Inc. (The), 10.25%, 04/15/31	168	183,333
Herc Holdings, Inc., 5.75%, 03/15/31(a)	153	154,012
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	351	351,881
RRD Parent, Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	259	451,510
Service Corp. International/U.S., 4.00%, 05/15/31	213	202,638
TriNet Group, Inc., 7.13%, 08/15/31(a)	108	111,225
United Rentals North America, Inc., 3.88%, 02/15/31	297	283,280
Valvoline, Inc., 3.63%, 06/15/31(a)	144	132,405
Williams Scotsman, Inc., 7.38%, 10/01/31(a)(b)	122	127,291
		3,340,424
Computers — 1.1%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	198	201,988
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/31(a)	127	134,448
Unisys Corp., 10.63%, 01/15/31(a)(b)	190	179,949
		516,385
Cosmetics & Personal Care — 0.3%
Prestige Brands, Inc., 3.75%, 04/01/31(a)	161	150,702
Distribution & Wholesale — 0.5%
RB Global Holdings, Inc., 7.75%, 03/15/31(a)	216	225,179
Diversified Financial Services — 8.0%
Avation Group S Pte Ltd., 8.50%, 05/15/31(a)	75	74,037
Azorra Finance Ltd., 7.25%, 01/15/31(a)	150	157,143
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	130	133,763
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	185	190,836
Coinbase Global, Inc., 3.63%, 10/01/31(a)(b)	199	176,060
Encore Capital Group, Inc., 6.63%, 04/15/31(a)	125	126,172
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	271	277,481
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	216	214,534
9.13%, 05/15/31(a)	195	206,590
goeasy Ltd., 6.88%, 02/15/31(a)	121	113,722
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(a)	378	397,292
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	127	125,870
Navient Corp., 11.50%, 03/15/31	136	148,101
OneMain Finance Corp.
7.13%, 11/15/31	199	206,244
7.50%, 05/15/31(b)	202	211,708
PennyMac Financial Services, Inc., 5.75%, 09/15/31(a)	135	133,546
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	337	316,070
StoneX Group, Inc., 7.88%, 03/01/31(a)	149	158,486
UWM Holdings LLC, 6.25%, 03/15/31(a)	270	268,297
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)	50	50,754
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	135	141,442
		3,828,148
Electric — 2.4%
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	251	234,983
NRG Energy, Inc., 3.63%, 02/15/31(a)	276	258,193
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	389	411,819
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(b)	225	236,295
		1,141,290

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.6%
Atkore, Inc., 4.25%, 06/01/31(a)	$105	$100,148
Sensata Technologies, Inc., 3.75%, 02/15/31(a)	200	187,636
		287,784
Engineering & Construction — 0.3%
Artera Services LLC, 8.50%, 02/15/31(a)(b)	162	131,645
Entertainment — 2.8%
Churchill Downs, Inc., 6.75%, 05/01/31(a)(b)	163	168,124
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	149	156,295
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	137	115,953
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	189	198,743
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	200	130,541
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/31(a)	90	77,072
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	216	213,249
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	269	289,892
		1,349,869
Environmental Control — 0.9%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	135	138,230
GFL Environmental, Inc., 6.75%, 01/15/31(a)	270	282,508
		420,738
Food — 2.1%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 03/31/31(a)	188	188,682
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	136	139,861
Ingles Markets, Inc., 4.00%, 06/15/31(a)	94	88,946
Post Holdings, Inc., 4.50%, 09/15/31(a)	281	266,050
Safeway, Inc., 7.25%, 02/01/31	69	74,770
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	243	241,232
		999,541
Forest Products & Paper — 0.4%
Magnera Corp., 7.25%, 11/15/31(a)(b)	216	204,631
Gas — 0.1%
South Jersey Industries, Inc., 5.02%, 04/15/31	63	54,548
Health Care - Services — 4.1%
Charles River Laboratories International, Inc., 4.00%, 03/15/31(a)	138	130,813
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(a)(b)	285	255,716
DaVita, Inc., 3.75%, 02/15/31(a)	405	372,171
Encompass Health Corp., 4.63%, 04/01/31	108	105,650
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	182	172,390
Molina Healthcare, Inc., 6.50%, 02/15/31(a)(b)	225	230,367
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	203	213,977
Tenet Healthcare Corp.
6.75%, 05/15/31	364	378,240
6.88%, 11/15/31(b)	98	107,228
		1,966,552
Holding Companies - Diversified — 1.1%
Clue Opco LLC, 9.50%, 10/15/31(a)	180	191,019
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Stena International SA
7.25%, 01/15/31(a)	$215	$220,916
7.63%, 02/15/31(a)	110	113,846
		525,781
Home Builders — 0.6%
Beazer Homes USA, Inc., 7.50%, 03/15/31(a)(b)	66	67,113
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)(b)	120	122,964
KB Home, 4.00%, 06/15/31	107	100,952
		291,029
Home Furnishings — 0.5%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	214	199,708
Whirlpool Corp., 2.40%, 05/15/31	81	67,689
		267,397
Household Products & Wares — 0.2%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(a)	148	104,708
Housewares — 0.5%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	109	102,934
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	125	117,823
		220,757
Insurance — 4.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	264	271,545
7.00%, 01/15/31(a)	389	403,309
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	403	416,536
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	163	168,021
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	272	281,287
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	807	831,271
		2,371,969
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	138	125,188
Iron & Steel — 1.3%
Cleveland-Cliffs, Inc.
4.88%, 03/01/31(a)(b)	88	84,227
7.50%, 09/15/31(a)	233	245,736
Commercial Metals Co., 3.88%, 02/15/31	81	76,934
Mineral Resources Ltd., 7.00%, 04/01/31(a)	188	197,680
		604,577
Leisure Time — 2.4%
Amer Sports Co., 6.75%, 02/16/31(a)	216	224,792
Carnival Corp., 5.88%, 06/15/31(a)	270	279,152
Life Time, Inc., 6.00%, 11/15/31(a)	135	138,399
NCL Corp. Ltd., 5.88%, 01/15/31(a)(b)	324	324,765
Viking Cruises Ltd., 9.13%, 07/15/31(a)	194	206,845
		1,173,953
Lodging — 1.9%
Boyd Gaming Corp., 4.75%, 06/15/31(a)(b)	243	236,823
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(a)	297	283,552
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)(b)	128	119,519
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	135	143,157
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	128	122,841
		905,892

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 01/01/31(a)	$125	$131,596
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	81	87,943
		219,539
Manufacturing — 0.6%
Avient Corp., 6.25%, 11/01/31(a)	175	179,883
Hillenbrand, Inc., 3.75%, 03/01/31(b)	87	87,668
		267,551
Media — 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	802	734,872
7.38%, 03/01/31(a)(b)	294	302,337
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)(b)	555	571,773
Gray Television, Inc., 5.38%, 11/15/31(a)	330	244,332
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	175	184,848
Scripps Escrow II, Inc., 5.38%, 01/15/31(a)	85	63,279
Sirius XM Radio LLC, 3.88%, 09/01/31(a)(b)	405	370,097
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	335	321,080
Univision Communications, Inc., 8.50%, 07/31/31(a)	338	352,834
Versant Media Group, Inc., 7.25%, 01/30/31(a)	270	276,643
		3,422,095
Mining — 2.0%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	205	216,917
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	135	148,824
Fortescue Treasury Pty Ltd., 4.38%, 04/01/31(a)	272	262,641
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	150	144,829
Novelis Corp., 3.88%, 08/15/31(a)	203	185,847
		959,058
Office & Business Equipment — 0.2%
Xerox Corp., 13.50%, 04/15/31(a)	135	98,197
Oil & Gas — 4.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	110	113,409
Civitas Resources, Inc., 8.75%, 07/01/31(a)(b)	365	383,431
CNX Resources Corp., 7.38%, 01/15/31(a)	135	139,899
CVR Energy, Inc., 7.50%, 02/15/31(a)	80	79,895
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	162	156,449
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)	202	196,392
Nabors Industries, Inc., 8.88%, 08/15/31(a)	148	150,648
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)	136	140,625
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	88	94,433
Sunoco LP, 5.63%, 03/15/31(a)	270	271,641
Talos Production, Inc., 9.38%, 02/01/31(a)	169	178,964
Transocean International Ltd.
7.50%, 04/15/31	107	105,465
8.50%, 05/15/31(a)(b)	243	247,222
		2,258,473
Oil & Gas Services — 0.4%
Enerflex, Inc., 6.88%, 01/15/31(a)	100	103,287
Star Holding LLC, 8.75%, 08/01/31(a)	94	94,002
		197,289
Packaging & Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/31(a)	155	159,311
Ball Corp., 3.13%, 09/15/31	230	211,383
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	186	189,175
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp., 7.25%, 02/15/31(a)	$115	$119,881
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	165	180,221
		859,971
Pharmaceuticals — 1.5%
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)	270	285,522
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	465	422,129
		707,651
Pipelines — 3.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	378	375,884
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	120	120,799
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	337	310,998
Venture Global LNG, Inc., 8.38%, 06/01/31(a)(b)	607	620,902
		1,428,583
Real Estate — 0.9%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	108	115,093
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	175	165,760
Kennedy-Wilson, Inc., 5.00%, 03/01/31(b)	162	155,640
		436,493
Real Estate Investment Trusts — 2.6%
Brandywine Operating Partnership LP, 6.13%, 01/15/31	81	78,473
Diversified Healthcare Trust, 4.38%, 03/01/31	135	120,414
Iron Mountain, Inc., 4.50%, 02/15/31(a)	297	283,525
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	352	260,216
Service Properties Trust, 8.63%, 11/15/31(a)	270	283,724
Starwood Property Trust, Inc., 5.75%, 01/15/31(a)	140	141,964
Vornado Realty LP, 3.40%, 06/01/31	94	85,730
		1,254,046
Retail — 6.5%
Carvana Co., 9.00%, 06/01/31, (9 % Cash)(a)(b)(c)	611	672,621
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	175	180,782
Gap, Inc. (The), 3.88%, 10/01/31(a)	198	183,446
Kohl's Corp., 5.13%, 05/01/31	135	115,530
LBM Acquisition LLC, 9.50%, 06/15/31(a)(b)	256	269,748
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	230	242,344
Lithia Motors, Inc., 4.38%, 01/15/31(a)	151	145,312
Men's Wearhouse LLC.(The), 9.00%, 02/01/31(a)	125	130,004
Murphy Oil USA, Inc., 3.75%, 02/15/31(a)(b)	138	129,530
Nordstrom, Inc., 4.25%, 08/01/31	114	105,144
Park River Holdings, Inc., 8.00%, 03/15/31(a)	216	222,384
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	165	165,402
Sonic Automotive, Inc., 4.88%, 11/15/31(a)	139	134,015
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	175	168,121
Yum! Brands, Inc., 3.63%, 03/15/31	283	267,478
		3,131,861
Software — 2.9%
CoreWeave, Inc., 9.00%, 02/01/31(a)(b)	470	457,070
Open Text Holdings, Inc., 4.13%, 12/01/31(a)	170	152,776
Twilio, Inc., 3.88%, 03/15/31	135	127,652
UKG, Inc., 6.88%, 02/01/31(a)	674	673,636
		1,411,134
Telecommunications — 5.1%
Altice France SA, 6.50%, 10/15/31(a)	94	91,833

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Holding II LLC, 10.50%, 04/03/31(a)	$580	$569,007
Iliad Holding SAS, 8.50%, 04/15/31(a)	260	278,558
Viasat, Inc., 7.50%, 05/30/31(a)	198	192,151
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	365	330,221
4.75%, 07/15/31(a)	378	345,843
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	593	621,354
		2,428,967
Transportation — 0.3%
XPO, Inc., 7.13%, 06/01/31(a)	122	126,778
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(a)	189	198,749
Total Long-Term Investments — 97.5% (Cost: $46,278,770)		46,791,101
	Shares
Short-Term Securities
Money Market Funds — 18.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	7,702,854	7,706,705
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,260,000	$1,260,000
Total Short-Term Securities — 18.7% (Cost: $8,966,355)		8,966,705
Total Investments — 116.2% (Cost: $55,245,125)		55,757,806
Liabilities in Excess of Other Assets — (16.2)%		(7,753,046)
Net Assets — 100.0%		$48,004,760

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,517,837	$3,188,857 (a)	$—	$—	$11	$7,706,705	7,702,854	$5,482 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	640,000 (a)	—	—	—	1,260,000	1,260,000	3,285	—
				$—	$11	$8,966,705		$8,767	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2031 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$46,791,101	$—	$46,791,101
Short-Term Securities
Money Market Funds	8,966,705	—	—	8,966,705
	$8,966,705	$46,791,101	$—	$55,757,806

Portfolio Abbreviation
PIK	Payment-in-kind
RB	Revenue Bonds